Form N-1A Cover	Mar. 28, 2025
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	NEOS ETF TRUST
Entity Central Index Key	0001848758
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 28, 2025
Prospectus Date	Mar. 30, 2025